Inventories (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Schedule of Inventories

	As at March 31,
	2021		2022
Stores and spare parts	₹	127	₹	28
Finished and traded goods		937		1,306

	₹	1,064	₹	1,334